Note 4 - Acquisitions	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Business Combination [Text Block]
4.	Acquisitions

2025 acquisitions:

During 2025, the Company acquired controlling interests in eleven businesses, three in Commercial Real Estate, seven in Engineering and one in Investment Management.

Commercial Real Estate

In June 2025, the Company acquired Triovest Inc., a provider of asset management, property management and advisory services in Canada.

In July 2025, the Company acquired a controlling interest in Astris Infrastructure, LLC, a global investment banking firm specializing in infrastructure and energy transition.

In September 2025, the Company acquired Greystone Sales Group, LLC, an multifamily investment sales firm in the United States.

Engineering

In March 2025, the Company acquired a controlling interest in Ethos Urban Pty Ltd., an urban planning and design advisory firm in Australia.

In May 2025, the Company acquired three engineering and design firms. Terra Consulting in the United States and Higher Ground Consulting and Herold Engineering in Canada.

In July 2025, the Company acquired Cambium Inc., a multi-service engineering consulting firm in Canada.

In September 2025, the Company acquired LRL Associates Ltd., an engineering firm in Canada.

In November 2025, the Company acquired Greenhill Engineers Pty Ltd, an urban development engineering consultancy firm in Australia.

Investment Management

In July 2025, the Company acquired a controlling interest in RoundShield Partners LLP, a European credit investment management firm in the United Kingdom.

As of December 31, 2025, the Company has not completed its analysis to assign fair values to all identifiable tangible and intangible assets related to Cambium Inc. and Greenhill Engineering Pty Ltd and, therefore, the purchase price allocations for the acquired businesses are provisional and subject to change within the respective measurement period which will not extend beyond one year from the acquisition date.

The acquisition date fair values of consideration transferred and the preliminary purchase price allocations are summarized as follows:

	RoundShield Partners LLP	Other	Aggregate Acquisitions

Assets
Accounts receivable	$5,346	$24,100	$29,446
Contract assets	-	1,032	1,032
Other current assets	414	13,107	13,521
Current assets, excluding cash	5,760	38,239	43,999
Fixed assets	1,167	7,798	8,965
Operating lease right-of-use assets	6,672	14,613	21,285
Other non-current assets	-	2,863	2,863
Non-current assets	7,839	25,274	33,113
Liabilities
Accounts payable and accrued expenses	4,379	14,438	18,817
Accrued compensation	2,956	13,963	16,919
Contract liabilities	6,591	306	6,897
Operating lease liabilities	996	5,122	6,118
Other current liabilities	601	510	1,111
Current liabilities	15,523	34,339	49,862
Operating lease liabilities - LT	5,680	9,342	15,022
Other non-current liabilities	-	1,824	1,824
Non-current liabilities	5,680	11,166	16,846
	$(7,604)	$18,008	$10,404

Cash consideration, net of cash acquired of $23,378	$140,699	$121,471	$262,170
Acquisition date fair value of deferred consideration	-	19,654	19,654
Acquisition date fair value of contingent consideration	-	4,661	4,661
Total purchase consideration	$140,699	$145,786	$286,485

Acquired intangible assets (note 11)
Finite life	$81,362	$82,124	$163,486
Deferred tax on intangible assets	$-	$12,228	$12,228
Goodwill	$169,080	$85,940	$255,020
Redeemable non-controlling interest (note 17)	$102,139	$28,058	$130,197

During 2025, the Company made no significant adjustments to the provisional fair values allocated to acquired assets and liabilities for acquisitions completed in 2024.

2024 acquisitions:

During 2024, the Company acquired controlling interests in seven businesses, one in Commercial Real Estate and six in Engineering.

The acquisition date fair value of consideration transferred and the purchase price allocations are summarized as follows:

Aggregate
Acquisitions

Current assets, excluding cash	$151,973
Non-current assets	75,762
Current liabilities	104,351
Long-term liabilities	87,145
$36,239

Cash consideration, net of cash acquired of $33,294	$517,176
Subsidiary equity consideration	24,078
Acquisition date fair value of contingent consideration	4,753
Total purchase consideration	$546,007

Acquired intangible assets (note 11)
Finite life	$257,934
Goodwill (note 12)	$309,314
Redeemable non-controlling interest (note 17)	$57,480

Subsidiary equity consideration are the shares in subsidiaries exchanged as partial consideration in a transaction. The new shareholders are subject to a shareholders’ agreement and are considered redeemable non-controlling interest. Redeemable non-controlling interest is initially recognized at the proportionate fair value of the acquired business (see note 17).

Acquired goodwill and intangible assets

The purchase price allocations of acquisitions resulted in the recognition of goodwill. The primary factors contributing to goodwill acquired in 2025 and 2024 are assembled workforces, synergies with existing operations and future growth prospects. Specifically, the synergies in the Company’s acquisitions primarily relate to diversifying the Company’s client base and service offerings, cross-sell opportunities, increasing market share, and geographic expansion. Future growth prospects in the acquired businesses are consistent with long-term growth trends in the commercial real estate services and engineering services industries. For acquisitions completed during 2025, goodwill in the amount of $4,995 is deductible for income tax purposes (2024 - $37,266).

In determining the fair value of intangible assets acquired in business combinations, management makes estimates and assumptions which require significant judgment. In particular, the Company acquired $64,869 of Customer lists and relationships and $74,826 in Investment management contracts. Valuations of these intangible assets are based upon a discounted cash flow methodology where the most significant estimates relate to discount rates, forecasted revenues and forecasted margin.

In all years presented, the fair values of non-controlling interests were determined using an income approach with reference to a discounted cash flow model using the same assumptions implied in determining the purchase consideration.

Deferred acquisition consideration

Deferred acquisition consideration refers to a portion of the purchase price where payment is a fixed amount determined at the acquisition date but where payment is deferred until a future date ranging from one to ten years following the dates of the acquisition. The present value of the deferred consideration recorded on the balance sheet as at December 31, 2025, was $23,356 (2024 - $3,788).

Contingent acquisition consideration

The Company typically structures its business acquisitions to include deferred consideration which is typically subject to contingencies. Certain vendors, at the time of acquisition, are entitled to receive a contingent consideration payment if the acquired businesses achieve specified earnings levels during the one- to five-year periods following the dates of acquisition. The ultimate amount of payment is determined based on a formula, the key inputs to which are (i) a contractually agreed maximum payment; (ii) a contractually specified earnings level and (iii) the actual earnings for the contingency period. If the acquired business does not achieve the specified earnings level, the maximum payment is reduced for any shortfall, potentially to nil.

Unless it contains an element of compensation, contingent consideration is recorded at fair value each reporting period. The fair value recorded on the consolidated balance sheet as at December 31, 2025, was $8,533 (2024 - $36,695). See note 23 for discussion on the fair value of contingent consideration. Contingent consideration where the seller is required to remain employed to be entitled to payment is considered to have a compensatory element and is revalued at each reporting period and recognized on a straight-line basis over the term of the contingent consideration arrangement. The liability recorded on the balance sheet for the compensatory element of contingent consideration arrangements as at December 31, 2025, was $33,259 (2024 - $44,280). The estimated range of outcomes (undiscounted) for all contingent consideration arrangements, including those with an element of compensation is determined based on the likelihood of achieving specified earnings levels over the contingency period, and ranges from an estimated $81,127 to a maximum contractual amount of $346,843. These contingencies will expire during the period extending to August 2030.

During 2025, $33,425 was paid with reference to contingent consideration (2024 - $3,468).

Unaudited Supplemental proforma

The amounts of revenues and earnings contributed from the dates of acquisition and included in the Company’s consolidated results for the year ended December 31, 2025, and the supplemental pro forma revenues and earnings of the combined entity had the acquisition dates been January 1, 2024, are as follows:

	Revenues	Net earnings

Actual from acquired entities for 2025	$129,649	$9,443
Supplemental pro forma for 2025 (unaudited)	5,650,396	233,660
Supplemental pro forma for 2024 (unaudited)	5,322,685	225,723

Supplemental pro forma results were adjusted for non-recurring items.